Business Combination	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION

16. BUSINESS COMBINATION

The Reorganization

On April 26, 2019 (the “Acquisition Date”), the Group through its PRC subsidiary acquired 100% of the equity interests in Chindata Xiamen, a PRC company, to further develop the Group’s IDC colocation services. Details of the purchase consideration on the Acquisition Date are as follows:

RMB
Cash consideration	2,785,820
Contingent receivable	(13,503)
2,772,317

Pursuant to the acquisition agreement, the Group has an enforceable right to the return of previously transferred consideration of up to RMB48,000 in aggregate, if certain predetermined performance targets are not achieved by Chindata Xiamen during 2019 and 2020, respectively. The Group determined the fair value of the contingent receivable on the Acquisition Date, and as of December 31, 2019 and December 31, 2020 with the assistance of an independent appraiser. During the years ended December 31, 2019 and 2020, a remeasurement gain of RMB1,127 and RMB7,762 (US$1,190), respectively, was recognized through profit or loss.

The acquisition was accounted for as a business combination. Goodwill recognized represents the expected synergies from integrating Chindata Xiamen’s operations with the Group’s existing IDC colocation services, and is not tax deductible. The purchase price allocation for the acquisition is based on a valuation determined by the Group with the assistance of an independent appraiser. The following table summarizes the fair values of the assets acquired and liabilities assumed on the Acquisition Date:

RMB
Purchase consideration	2,772,317
Less:
Cash and cash equivalents	892,009
Restricted cash	14,771
Other current assets	304,495
Property and equipment, net	1,591,412
Customer relationships	372,025
Operating lease right-of-use assets	392,286
Other non-current assets	113,038
Other current liabilities	(670,648)
Deferred tax liabilities	(116,019)
Other non-current liabilities	(587,372)
Goodwill	466,320

16. BUSINESS COMBINATION (Continued)

Identifiable intangible assets acquired are customer relationships, which was valued using a relief from royalty approach and has an estimated remaining useful life of approximately 10 years.

The unaudited pro forma information for the years ended December 31, 2018 and 2019 set forth below gives effect to the acquisition as if it had occurred at January 1, 2018. The pro forma results have been calculated after applying the Group’s accounting policies and including adjustments primarily related to the depreciation and amortization of acquired property and equipment and intangible assets, interest expense on the borrowings to fund the acquisition, the elimination of transaction costs that was incurred as a result of the acquisition, the income tax effects and the incremental net income (loss) attributable to the non-controlling interests, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been occurred had the acquisition been consummated as of that time or that may result in the future:

	For the year ended December 31,
	2018	2019
	RMB (unaudited)	RMB (unaudited)
Pro forma revenue	418,910	1,098,383
Pro forma net loss attributable to Chindata Group Holdings Limited	(202,714)	(141,745)

2020 Acquisition

On November 1, 2020(the “2020 Acquisition Date”), the Group completed its acquisition of 100% equity interest of Huailai Huizhi Construction Co., Ltd. (“Huizhi”) for purchase consideration of RMB39,612, to enhance its data center construction expertise to generate cost savings for colocation services.

The acquisition was accounted for as a business combination. Goodwill recognized represents the expected synergies from integrating Huizhi’s operation with the Group’s existing IDC colocation services, and is not tax deductible. The purchase price allocation for the acquisition is based on a valuation determined by the Group with the assistance of an independent appraiser. The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2020 Acquisition Date:

	RMB	US$
Purchase consideration	39,612	6,071
Settlement of accounts payable due to Huizhi	(174,695)	(26,773)
Total purchase consideration	(135,083)	(20,702)
Less:
Cash and cash equivalents	16,008	2,453
Other current assets	24,085	3,691
Property and equipment, net	641	98
Other non-current assets	1,022	157
Current liabilities	(183,402)	(28,108)
Goodwill	6,563	1,007

The actual results of operations after the Acquisition Date and pro-forma results of operations for this acquisition have not been presented because the effects of this acquisition were insignificant after elimination of the transactions between the Group and Huizhi.